Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,338,441.86
Previously Paid Amount	0.00
Total Fee Amount	737.24
Total Offset Amount	0.00
Net Fee	737.24
Narrative - Max Aggregate Offering Price	$ 5,338,441.86
Final Prospectus	true